Income Taxes - Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (recovery) related to LTIs - common shares held	$ (6,044)	$ (349)	$ (2,090)	$ (155)